LAW OFFICES OF

MARK C. PERRY, P.A.

2455 EAST SUNRISE BOULEVARD, SUITE 905

FORT LAUDERDALE, FLORIDA 33304

TELEPHONE: (954) 564-6616

FAX: (954) 561-0997

April 5, 2005

Max A. Webb, Assistant Director

Securities and Exchange Commission

Mail Stop 03-05

Washington, D.C. 20549

Re:	Global Music International, Inc.
Registration Statement on Form SB-2
Amendment No. Three
File No.: 333-120908

Dear Mr. Webb

We are in receipt of your correspondence dated March 31, 2005, with respect to the above-referenced filing. For your review, we have filed a copy of an amended registration statement that has been marked to indicate where appropriate changes have been made.

Prospectus Cover Page

1.	The fee table on the registration statement cover page has been revised to reflect that all shares have been registered at an offering price of $.25 per share. Footnote 3 has been added to disclose that the $.25 per share offering price will remain until a market for the Company’s common stock develops, if ever. The registration fee amount has been revised and an additional fee of $594.58 has been paid as of this filing.

Prospectus Summary, page 1

The Company, page 1

2.	Disclosure indicating that the Company obtains its content without compensating the artists has been provided.

Funds are not and may not be available to pay demand note, page 6

3.	Supplementally, please be advised that the Company’s assets being written down to a fair value of $114,500 and the difference between the fair value of the assets and the note payable being declared as a dividend in no way constitutes a risk to the Company. The note for $1.5 million still exists and has not been altered in any way based upon the fair value determination of assets and the dividend declaration. The existing risk factor pertaining to the note has been revised to reflect that the fair market value of the assets was written down to $114,500 and that the note payable was recorded as a dividend.

Securities & Exchange Commission

4.	Disclosure on page 19 indicating that the amounts Ms. Fallacaro as President/CEO has advanced the Company are payable on demand has been provided. We have added additional disclosure which indicates that Ms. Fallacaro has made no other advances other than the specific advances previously disclosed. In addition, the Company disclosed the total principal that is owed to Ms. Fallacaro including the note.

Business of the Company, page 9

Background, page 9

5.	Disclosure indicating obstacles which the Company may encounter in the execution of its business plan have been provided. (See page 10.)

Methods of Competition, page 13

6.	The last two paragraphs under Methods of Competition have been disclosed as the second and third paragraphs under Plan of Operation. The estimated amount of royalty income the Company intends to generate per subscriber has been provided. (See page 14, 2nd paragraph.)

Plan of Operation, page 13

7.	Clarification indicating that there is no charge for submissions by artists nor is there any charge to consumers who view programming on our website has been provided. The Company will only generate revenues based on contracts entered into with platform providers and telecoms. (See 4th paragraph under Plan of Operations.)

Management’s Discussion and Analysis

Overview, page 18

8.	The working capital deficiency referred to in the last paragraph on page 18 under MD&A has been reconciled to the financial statements.

Selling Shareholders, page 23

9.	The last column of the Selling Shareholders table has been revised to reflect 0% after all shares offered have been sold with the exception of one shareholder who did not register all of his shares.

Financial Statements

Accountant’s Report, page F-1

10.	A signed accountant’s report has been provided.

Exhibit 10.6

11.	Supplementally, please be advised that this exhibit is a complete copy of the agreement. When the agreement was received by Global, paragraphs 3.3 and 3.5(a) were already omitted and, accordingly, there was a reference made that these paragraphs were “intentionally omitted.” The effect of this is that the omitted paragraphs were not applicable and accordingly the agreement attached is the complete agreement.

Securities & Exchange Commission

Exhibit 10.7

12.	You are correct that the agreement provides that the Company has the right to use the “licensed work” without limitation on IMN music channel. A channel is defined by Webster’s Dictionary as “a path along which information [as data or music] in the form of an electric signal passes or a means of communication or expression.” We have the right to distribute the artists’ works through agreements with telecoms and platform providers since what we will be making available to them is our music video channel with the content that is on the channel to which we already have a license from the artists to use their material. Since there is no limitation on how or to whom we disseminate the content of our music video channel, we are able to broadcast not only on the web but, for example, to cellular phones as well. This can be accomplished through contracts with platform providers and telecoms. As to your comment regarding RealNetworks and our responsibility to obtain rights and licenses necessary for the authorized use and distribution of our programming, this does not imply that the Company does not have them. RealNetworks is satisfied with the license agreement we have with our artists. There is plain boilerplate language in the representations and warranties section of their agreement.

Exhibit 10.8

13.	Supplementally, please be advised that we have attached a new exhibit to the Amendment Three that covers this. The actual contract that was signed had corrected this error to reflect that there were paragraphs 5.1 and 5.2, etc. The contract that we attached was in electronic format and did not contain the corrections that were in the final agreement that was signed in China and was not available in an electronic format that we could use. The agreement now attached is representative of the agreement that has been executed.

If you have any questions or require any additional information, please do not hesitate to contact me.

Very truly yours,

LAW OFFICES OF MARK C. PERRY, P.A.

/s/ Mark C. Perry
Mark C. Perry
For the Firm